CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Operating Activities
Net Loss	$ (41,564)	$ (20,636)
Items not affecting cash
Goodwill impairment	11,927
Amortization of property and equipment	1,931	2,320
Amortization of intangible assets	577	1,188
Accretion expense	205	168
Interest expense		28
Gain on change in estimate		(67)
Gain on contract amendment		(530)
Fair value adjustment - warrant liability	(1,119)	(2,007)
Stock-based compensation	988	1,270
Unrealized foreign exchange loss	485	913
Deferred income tax expense	1,841	59
Net cash used in operating activities before adjusting non-cash working capital items	(24,729)	(17,294)
Changes in non-cash working capital items	18,236	(14,343)
Net Cash Used in Operating Activities	(6,493)	(31,637)
Investing Activities
Acquisition of property and equipment	(1,311)	(3,474)
Acquisition of intangible assets	(406)	(347)
Net Cash Used in Investing Activities	(1,717)	(3,821)
Financing Activities
Repayments on capital lease obligation	(507)	(739)
Contribution by non-controlling interest in DW-HFCL		164
Proceeds from issuance of warrant		2,551
Proceeds from debt facility	1,300	17,400
Repayment of debt facility	(11,548)
Issuance of common shares, net	35	21,695
Net Cash (Used in) Provided by Financing Activities	(10,720)	41,071
Effect of foreign exchange on cash and cash equivalents	(485)	(913)
Net increase / (decrease) in cash and cash equivalents	(19,415)	4,700
Cash and cash equivalents at beginning of period	23,692	18,992
Cash and cash equivalents at end of period	4,277	23,692
Cash paid during the year for interest	2,335	1,190
Cash paid during the year for taxes	$ 522	$ 802